Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance, January 1	$ 5,835	$ 6,313
Additions	0	3
GBPC impairment charge	0	(30)
Classified as assets held for sale	0	(148)
Change in foreign exchange rate	(115)	(303)
Balance, December 31	5,720	5,835
GBPC
Goodwill [Roll Forward]
Balance, January 1	70
GBPC impairment charge		(30)
Balance, December 31	$ 68	$ 70